Average Annual Total Returns (Small Cap Value Trust)	12 Months Ended
May 01, 2011
Russell 2000 Value Index
Average Annual Return:
One Year	24.50%
Five Year	3.52%
Ten Year	8.42%
Series I, Small Cap Value Trust
Average Annual Return:
One Year	26.04%
Five Year	6.77%
Ten Year	11.32%
Date of Inception	Apr. 29, 2005
Series II, Small Cap Value Trust
Average Annual Return:
One Year	25.86%
Five Year	6.56%
Ten Year	11.19%
Date of Inception	Apr. 29, 2005
Series NAV, Small Cap Value Trust
Average Annual Return:
One Year	26.15%
Five Year	6.83%
Ten Year	11.35%
Date of Inception	Apr. 29, 2005